RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	For the six months ended June 30,
	2021	2022
	US$	US$
Data center operation costs for services provided by Viking Data Centers before ceased to be related party	—	9,108
	—	9,108